Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Delaware Diversified Income Fund

Supplement Dated April 1, 2022 to the Summary Prospectus and Prospectus Dated May 1, 2021
This Supplement updates certain information in the Summary Prospectus and Prospectus for the LVIP Delaware Diversified Income Fund (the “Fund”). You may obtain a copy of the Fund’s Summary Prospectus or Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
The bar chart in the Fund Performance section on page 4 of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the bar chart below:

LVIP Delaware Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Delaware Diversified Income Fund

Supplement Dated April 1, 2022 to the Summary Prospectus and Prospectus Dated May 1, 2021
This Supplement updates certain information in the Summary Prospectus and Prospectus for the LVIP Delaware Diversified Income Fund (the “Fund”). You may obtain a copy of the Fund’s Summary Prospectus or Prospectus free of charge, upon request, by calling toll-free 1‑800‑4LINCOLN (454‑6265) or at www.lfg.com/lvip.
The bar chart in the Fund Performance section on page 4 of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the bar chart below:

LVIP Delaware Diversified Income Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
2011	rr_AnnualReturn2011	6.39%
2012	rr_AnnualReturn2012	7.20%
2013	rr_AnnualReturn2013	(1.26%)
2014	rr_AnnualReturn2014	5.32%
2015	rr_AnnualReturn2015	(1.08%)
2016	rr_AnnualReturn2016	3.52%
2017	rr_AnnualReturn2017	5.22%
2018	rr_AnnualReturn2018	(2.12%)
2019	rr_AnnualReturn2019	10.43%
2020	rr_AnnualReturn2020	11.04%